Computation of Net Loss Attributable to ExOne Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Net Loss Attributable to ExOne Per Common Share
Note 3.	Computation of Net Loss Attributable to ExOne Per Common Share

The Company presents basic and diluted loss per common share amounts. Basic loss per share is calculated by dividing net loss available to ExOne common shareholders by the weighted average number of common shares outstanding during the applicable period. Diluted loss per share is calculated by dividing net loss available to ExOne common shareholders by the weighted average number of common shares and common equivalent shares outstanding during the applicable period.

The weighted average shares outstanding for both the quarter and six months ended June 30, 2013, include (i) the exchange of common units in the former limited liability company for common shares in the Company on a 0.58:1.00 basis in connection with the Reorganization of the Company on January 1, 2013, (ii) the issuance of 5,483,333 common shares in connection with the commencement of the initial public offering of the Company on February 6, 2013, and (iii) the conversion of preferred shares to common shares in the Company on a 9.5:1.0 basis in connection with the closing of the initial public offering of the Company on February 12, 2013.

As ExOne incurred a net loss during both the quarter and six months ended June 30, 2013, basic average shares outstanding and diluted average shares outstanding were the same because the effect of potential shares of common stock, including incentive stock options and restricted stock issued (Note 11), was anti-dilutive.

The information used to compute basic and diluted net loss attributable to ExOne per common share was as follows:

	Quarter Ended June 30, 2013	Six Months Ended June 30, 2013

Net loss attributable to ExOne	$(1,120)	$(3,034)
Less: Preferred stock dividends declared	—	(152)

Net loss available to ExOne common shareholders	$(1,120)	$(3,186)

Weighted average shares outstanding (basic and diluted)	13,281,608	11,697,018

Net loss attributable to ExOne per common share:
Basic	$(0.08)	$(0.27)
Diluted	(0.08)	(0.27)

The Company has omitted basic and diluted earnings per share for the quarter and six months ended June 30, 2012, as a result of the Reorganization (Note 1), as the basis for such calculation is no longer comparable to current period presentation.

Note 2. Computation of Net Loss Attributable to ExOne Per Common Unit

The Company presents basic and diluted loss per common unit amounts. Basic loss per unit is calculated by dividing net loss available to ExOne common unitholders by the weighted average number of common units outstanding during the applicable period. Diluted loss per unit is calculated by dividing net loss available to ExOne common unitholders by the weighted average number of common and common equivalent units outstanding during the applicable period.

As the Company has incurred a net loss in 2012, 2011 and 2010, the conversion of the preferred units, as described in Note 11, has an anti-dilutive effect and is therefore excluded from the calculation below.

	2012	2011	2010
Net loss attributable to ExOne	$(10,168)	$(8,037)	$(5,508)
Less: Preferred unit dividends declared	(1,437)	—	—

Net loss available to ExOne common unitholders	$(11,605)	$(8,037)	$(5,508)

Weighted average shares outstanding (basic and diluted)	10,000,000	10,000,000	10,000,000
Net loss attributable to ExOne per common unit:
Basic	$(1.16)	$(0.80)	$(0.55)
Diluted	$(1.16)	$(0.80)	$(0.55)